Business and Summary of Significant Accounting Policies (Narrative) (FY) (Details) $ in Millions				6 Months Ended	12 Months Ended
	Sep. 29, 2023 shares	Sep. 20, 2023 USD ($)	Sep. 13, 2023	Jun. 28, 2024 USD ($) segment1	Dec. 31, 2023 USD ($) segment1	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Class of Stock [Line Items]
Consideration paid to Parent for net assets contributed		$ 2,600			$ 2,600	$ 0	$ 0
Number of segments | segment1				2	2
Expenses associated with doubtful accounts					$ 10	9	4
Net aggregate financing receivables, current					153
Net aggregate financing receivables, noncurrent						129
Prepaid expenses				$ 140	143	102
Tax indemnification asset, current					38
Minority investments					0	$ 0	$ 9
Tax indemnification asset, noncurrent					22
Losses on foreign currency transactions					$ 45
Common Stock | Danaher Corporation
Class of Stock [Line Items]
Recapitalization (in shares) | shares	246,291,342
Veralto Corporation | Common Stock
Class of Stock [Line Items]
Shares of common stock of new entity received by shareholder for number of shares held on date of record			0.3333
Veralto Corporation | Common Stock | Danaher Corporation
Class of Stock [Line Items]
Shares held, converted into shares of new entity (in shares) | shares	100